Intangible assets, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Intangible assets, net
Less: Accumulated amortization	¥ (8,880)	¥ (8,880)
Intangible assets, net	9,882	9,882		$ 1,433
Amortization expenses	¥ 0	¥ 3,526	¥ 11,709
Impairment, Intangible Asset, Indefinite-Lived (Excluding Goodwill), Statement of Income or Comprehensive Income [Extensible Enumeration]	Goodwill and Intangible Asset Impairment	Goodwill and Intangible Asset Impairment	Goodwill and Intangible Asset Impairment
Impairment loss of intangible assets	¥ 0
Microcredit license
Intangible assets, net
Impairment loss		¥ 31,765	¥ 31,765
License with indefinite life
Intangible assets, net
Intangible assets, gross	9,882	9,882
Customer database
Intangible assets, net
Intangible assets, gross	8,815	8,815
Trademark
Intangible assets, net
Intangible assets, gross	¥ 65	65
Software copyright and customer relationship
Intangible assets, net
Impairment loss		¥ 3,096